PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Details 3) (USD $)	3 Months Ended
Mar. 31, 2013
Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.4
Thereafter
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.60
Minimum | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.40
Minimum | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.46
Minimum | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.50
Maximum | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.46
Maximum | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.5
Maximum | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.6
Unitholders | Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	98.00%
Unitholders | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	98.00%
Unitholders | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	85.00%
Unitholders | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	75.00%
Unitholders | Thereafter
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	50.00%
General partner
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
Quarterly distributions per unit, incentive threshold	$ 0.46
General partner | Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
General partner | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
General partner | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	15.00%
General partner | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	25.00%
General partner | Thereafter
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	50.00%
General partner | Maximum
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions in excess of incentive threshold	50.00%